Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income (loss)	$ (214)	$ 742
Adjustments to reconcile net income (loss) to cash from operating activities:
Depreciation and amortization	480	684
Provision for loan losses	1,367	284
Amortization and accretion on securities	527	321
Gain on sale of investment securities	(47)
Stock options/awards	2	68
Gain on sale of loans held for sale	(587)	(388)
Loss (Gain) on sale of property and equipment	4	(1)
Loss on sale of real estate owned and other repossessed assets	83	48
Originations of loans held for sale	(3,559)	(28,821)
Proceeds from sale of loans held for sale	36,067	29,209
Net change in:
Accrued interest receivable	179	82
Prepaid FDIC insurance premiums	176	208
Bank owned life insurance	(61)
Other assets	(37)	(58)
Accrued expenses and other liabilities	(227)	(123)
Deferred income tax benefit - (Note 9)		(18)
Net cash provided by (used in) operating activities	2,153	2,237
Cash Flows from Investing Activities:
Net (increase) decrease in loans	(1,219)	12,518
Proceeds from maturity of securities	20,494	12,790
Proceeds from sale of securities available-for-sale	1,600
Proceeds from sale of property and equipment	264	2
Proceeds from sale of of real estate owned and other repossessed assets	2,761	2,821
Purchase of securities available for sale	(20,080)	(29,982)
Proceeds from sale of Federal Home Loan Bank stock		509
Purchase of bank owned life insurance	(3,000)
Purchase of premises and equipment	(120)	(212)
Net cash provided by (used in) investing activities	700	(1,554)
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	7,701	(4,817)
Net decrease in Repo Sweep Accts	(2,409)	(580)
Advances from FHLB	58,815	23,700
Repayments of advances from FHLB	(66,957)	(18,200)
Net cash (used in) provided by financing activities	(2,850)	103
Net Increase in Cash and Cash Equivalents	3	786
Cash and Cash Equivalents - Beginning of year	2,749	1,963
Cash and Cash Equivalents - End of year	2,752	2,749
Supplemental Cash Flow and Noncash Information
Net cash refunded for income taxes	(15)	(41)
Cash paid for interest on deposits and borrowings	1,702	2,341
Transfer of loans to real estate owned and other repossessed assets	$ 1,823	$ 3,459